Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liabilities at Fair Value

During the year ended December 31, 2016, the fair value of the derivative liabilities was estimated using the Binomial valuation model with the following assumptions:

Dividend rate	0
Term (in years)	0.58 to 5.0 years
Volatility	190.73% to 210.78%
Risk-free interest rate	0.63% to 1.83%

Schedule of Convertible Note

At December 31, 2016 and 2015, the convertible debt consisted of the following:

	December 31, 2016	December 31, 2015
Principal amount	$350,000	$-
Less: unamortized debt discount	(295,312)	-
Convertible note payable, net	$54,688	$-